Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activites
NET INCOME (LOSS)	$ 1,919.8	$ 1,931.3	$ 1,928.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	2,514.5	2,286.6	1,997.2
Rockport Plant, Unit 2 Operating Lease Amortization	136.5	0.0	0.0
Deferred Income Taxes	(17.8)	104.3	901.5
Asset Impairments and Other Related Charges	156.4	70.6	87.1
Allowance for Equity Funds Used During Construction	(168.4)	(132.5)	(93.7)
Mark-to-Market of Risk Management Contracts	(29.2)	(66.4)	(23.3)
Amortization of Nuclear Fuel	89.1	113.8	129.1
Pension and Postemployment Benefit Reserves	(24.6)	(42.8)	27.8
Pension Contributions to Qualified Plan Trust	0.0	0.0	(93.3)
Property Taxes	(73.8)	(59.1)	(29.5)
Deferred Fuel Over/Under-Recovery, Net	85.2	189.7	84.4
Gain on Sale of Merchant Generation Assets	0.0	0.0	(226.4)
Recovery of Ohio Capacity Costs, Net	34.1	67.7	83.2
Refund of Global Settlement	(16.5)	(5.5)	(98.2)
Change in Other Noncurrent Assets	(97.4)	119.8	(423.9)
Change in Other Noncurrent Liabilities	(116.1)	129.0	181.7
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	247.8	145.9	28.5
Fuel, Materials and Supplies	(248.2)	20.7	17.9
Accounts Payable	5.8	36.6	(58.0)
Accrued Taxes, Net	138.9	153.2	91.9
Rockport Plant, Unit 2 Operating Lease Payments	(147.7)	0.0	0.0
Other Current Assets	70.7	10.5	(60.7)
Other Current Liabilities	(189.0)	149.8	(181.8)
Net Cash Flows from (Used for) Operating Activities	4,270.1	5,223.2	4,270.4
Investing Activities
Construction Expenditures	(6,051.4)	(6,310.9)	(5,691.3)
Purchases of Investment Securities	(1,576.0)	(2,067.8)	(2,314.7)
Sales of Investment Securities	1,494.2	2,010.0	2,256.3
Acquisitions of Nuclear Fuel	(92.3)	(46.1)	(108.0)
Acquisitions of Assets	(918.4)	0.0	0.0
Proceeds From Sale Of Merchant Generation Assets	0.0	0.0	2,159.6
Other Investing Activities	(0.6)	61.2	41.7
Net Cash Flows from (Used for) Investing Activities	(7,144.5)	(6,353.6)	(3,656.4)
Financing Activities
Issuance of Common Stock, Net	65.3	73.6	12.2
Issuance of Long-term Debt	4,536.6	4,945.7	3,854.1
Commercial Paper and Credit Facility Borrowings	0.0	205.6	0.0
Change in Short-term Debt, Net	928.3	271.4	(74.4)
Retirement of Long-term Debt	(1,220.8)	(2,782.0)	(3,087.9)
Commercial Paper and Credit Facility Repayments	0.0	(205.6)	0.0
Make Whole Premium on Extinguishment of Long-term Debt	(5.0)	(13.5)	(46.1)
Principal Payments for Finance Lease Obligations	(70.7)	(65.1)	(67.3)
Dividends Paid on Common Stock	(1,350.0)	(1,255.5)	(1,191.9)
Other Financing Activities	(20.8)	(12.7)	(3.6)
Net Cash Flows from (Used for) Financing Activities	2,862.9	1,161.9	(604.9)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(11.5)	31.5	9.1
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	444.1	412.6	403.5
Cash and Cash Equivalents at Beginning of Period	234.1
Cash, Cash Equivalents and Restricted Cash at End of Period	432.6	444.1	412.6
Cash and Cash Equivalents at End of Period	246.8	234.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	1,022.5	939.3	858.3
Net Cash Paid (Received) for Income Taxes	6.1	(24.7)	(1.1)
Construction Expenditures Included in Current Liabilities as of December 31,	1,341.1	1,120.4	1,330.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.1	4.0	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	0.3	2.2	2.6
Noncash Increase in Advances to Affiliates, Net due to Contribution of Mutual Energy SWEPCo, LLC	0.0	84.0	0.0
AEP Texas Inc. [Member]
Operating Activites
NET INCOME (LOSS)	178.3	211.3	310.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	622.3	499.6	450.1
Deferred Income Taxes	(23.5)	(16.5)	63.3
Asset Impairments and Other Related Charges	32.5	0.0	0.0
Allowance for Equity Funds Used During Construction	(15.2)	(20.0)	(6.8)
Mark-to-Market of Risk Management Contracts	(0.2)	0.7	(0.3)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(8.8)
Change in Regulatory Asset - Catastrophe Reserve	44.0	(24.9)	(99.2)
Change in Other Noncurrent Assets	(34.7)	(35.4)	(49.4)
Change in Other Noncurrent Liabilities	11.3	44.9	8.8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	3.5	(2.9)	(23.5)
Fuel, Materials and Supplies	(1.0)	(6.0)	3.2
Accounts Payable	7.5	(20.3)	30.8
Accrued Taxes, Net	(11.8)	(5.6)	(31.3)
Other Current Assets	(0.4)	0.8	0.6
Other Current Liabilities	10.8	26.2	(15.3)
Net Cash Flows from (Used for) Operating Activities	823.4	651.9	632.7
Investing Activities
Construction Expenditures	(1,275.1)	(1,428.8)	(990.9)
Change in Advances to Affiliates, Net	(199.2)	103.9	(103.3)
Other Investing Activities	2.1	35.2	18.9
Net Cash Flows from (Used for) Investing Activities	(1,472.2)	(1,289.7)	(1,075.3)
Financing Activities
Capital Contributions from Member	200.0	200.0	200.0
Issuance of Long-term Debt	1,070.4	494.0	749.6
Change in Advances from Affiliates, Net	(216.0)	216.0	(169.5)
Retirement of Long-term Debt	(401.8)	(266.1)	(323.1)
Principal Payments for Finance Lease Obligations	(5.1)	(4.7)	(3.9)
Other Financing Activities	(0.7)	1.2	(0.2)
Net Cash Flows from (Used for) Financing Activities	646.8	640.4	452.9
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(2.0)	2.6	10.3
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	159.8	157.2	146.9
Cash and Cash Equivalents at Beginning of Period	3.1
Cash, Cash Equivalents and Restricted Cash at End of Period	157.8	159.8	157.2
Cash and Cash Equivalents at End of Period	3.1	3.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	148.6	145.9	134.6
Net Cash Paid (Received) for Income Taxes	(11.0)	7.9	(28.3)
Noncash Acquisitions Under Finance Leases	11.4	10.6	8.2
Construction Expenditures Included in Current Liabilities as of December 31,	225.5	243.1	325.7
AEP Transmission Co [Member]
Operating Activites
NET INCOME (LOSS)	439.7	315.9	270.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	176.0	133.9	95.7
Deferred Income Taxes	91.3	98.9	271.5
Allowance for Equity Funds Used During Construction	(84.3)	(70.6)	(49.0)
Property Taxes	(35.6)	(32.9)	(22.8)
Change in Other Noncurrent Assets	9.6	14.6	11.0
Change in Other Noncurrent Liabilities	(8.1)	17.4	27.5
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(5.4)	36.7	(30.4)
Fuel, Materials and Supplies	5.2	(5.4)	(8.6)
Accounts Payable	37.6	(7.5)	23.0
Accrued Taxes, Net	90.8	73.4	16.3
Accrued Interest	3.3	0.9	4.5
Other Current Assets	(0.3)	(0.3)	(4.8)
Other Current Liabilities	(11.2)	(26.4)	0.2
Net Cash Flows from (Used for) Operating Activities	708.6	548.6	604.8
Investing Activities
Construction Expenditures	(1,410.1)	(1,526.4)	(1,513.4)
Change in Advances to Affiliates, Net	11.5	49.4	(79.2)
Acquisitions of Assets	(9.4)	(37.4)	(9.1)
Other Investing Activities	4.8	1.1	6.1
Net Cash Flows from (Used for) Investing Activities	(1,403.2)	(1,513.3)	(1,595.6)
Financing Activities
Capital Contributions from Member	0.0	664.0	361.6
Issuance of Long-term Debt	688.0	321.0	617.6
Change in Advances from Affiliates, Net	91.6	29.7	11.6
Retirement of Long-term Debt	(85.0)	(50.0)	0.0
Principal Payments for Finance Lease Obligations	0.0
Net Cash Flows from (Used for) Financing Activities	694.6	964.7	990.8
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.0	0.0
Cash and Cash Equivalents at Beginning of Period	0.0	0.0	0.0
Cash and Cash Equivalents at End of Period	0.0	0.0	0.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	90.6	80.2	62.4
Net Cash Paid (Received) for Income Taxes	1.5	(30.7)	(107.3)
Construction Expenditures Included in Current Liabilities as of December 31,	472.7	345.0	485.0
Appalachian Power Co [Member]
Operating Activites
NET INCOME (LOSS)	306.3	367.8	331.3
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	466.8	428.4	407.9
Deferred Income Taxes	(126.2)	(16.8)	171.5
Asset Impairments and Other Related Charges	92.9	0.0	0.0
Carrying Costs Income	0.0	(1.3)	(1.4)
Allowance for Equity Funds Used During Construction	(16.6)	(13.2)	(9.2)
Mark-to-Market of Risk Management Contracts	19.9	(33.0)	(23.1)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(10.2)
Deferred Fuel Over/Under-Recovery, Net	57.1	(10.8)	(20.5)
Change in Other Noncurrent Assets	(38.2)	58.1	11.4
Change in Other Noncurrent Liabilities	(40.3)	(4.8)	11.9
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	35.7	33.6	(28.0)
Fuel, Materials and Supplies	(93.4)	27.8	22.3
Accounts Payable	37.7	(13.3)	37.5
Accrued Taxes, Net	(10.2)	(13.2)	(12.7)
Other Current Assets	15.4	(6.1)	0.7
Other Current Liabilities	(45.5)	42.1	(10.8)
Net Cash Flows from (Used for) Operating Activities	661.4	846.6	880.0
Investing Activities
Construction Expenditures	(862.6)	(780.7)	(818.1)
Change in Advances to Affiliates, Net	0.9	0.5	0.6
Other Investing Activities	24.3	10.8	15.2
Net Cash Flows from (Used for) Investing Activities	(837.4)	(769.4)	(802.3)
Financing Activities
Issuance of Long-term Debt	478.2	203.2	320.9
Change in Advances from Affiliates, Net	31.1	19.6	106.4
Retirement of Long-term Debt	(180.5)	(124.0)	(377.9)
Principal Payments for Finance Lease Obligations	(6.7)	(6.9)	(6.9)
Dividends Paid on Common Stock	(150.0)	(160.0)	(120.0)
Other Financing Activities	0.9	1.5	0.5
Net Cash Flows from (Used for) Financing Activities	173.0	(66.6)	(77.0)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(3.0)	10.6	0.7
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	29.8	19.2	18.5
Cash and Cash Equivalents at Beginning of Period	4.2
Cash, Cash Equivalents and Restricted Cash at End of Period	26.8	29.8	19.2
Cash and Cash Equivalents at End of Period	3.3	4.2
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	190.7	182.0	183.6
Net Cash Paid (Received) for Income Taxes	63.0	(13.0)	31.2
Construction Expenditures Included in Current Liabilities as of December 31,	149.7	134.4	126.3
Indiana Michigan Power Co [Member]
Operating Activites
NET INCOME (LOSS)	269.4	261.3	186.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	350.6	293.1	210.9
Rockport Plant, Unit 2 Operating Lease Amortization	69.2	0.0	0.0
Deferred Income Taxes	(52.7)	(42.9)	200.7
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	(26.4)	29.2	8.5
Allowance for Equity Funds Used During Construction	(19.4)	(11.9)	(11.1)
Mark-to-Market of Risk Management Contracts	(0.6)	(4.1)	(2.3)
Amortization of Nuclear Fuel	89.1	113.8	129.1
Pension Contributions to Qualified Plan Trust	0.0	0.0	(13.0)
Deferred Fuel Over/Under-Recovery, Net	(24.3)	39.7	13.7
Change in Other Noncurrent Assets	8.3	(36.5)	(101.1)
Change in Other Noncurrent Liabilities	33.7	72.1	37.4
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	35.4	4.8	(1.1)
Fuel, Materials and Supplies	(22.4)	(11.2)	(7.5)
Accounts Payable	3.6	(14.1)	17.6
Accrued Taxes, Net	48.3	41.2	(16.6)
Rockport Plant, Unit 2 Operating Lease Payments	(73.9)	0.0	0.0
Other Current Assets	11.2	1.5	14.5
Other Current Liabilities	(13.9)	(10.3)	(5.1)
Net Cash Flows from (Used for) Operating Activities	685.2	725.7	661.3
Investing Activities
Construction Expenditures	(585.9)	(568.5)	(648.5)
Change in Advances to Affiliates, Net	(0.5)	(0.3)	0.1
Purchases of Investment Securities	(1,531.0)	(2,064.7)	(2,300.5)
Sales of Investment Securities	1,473.0	2,010.0	2,256.3
Acquisitions of Nuclear Fuel	(92.3)	(46.1)	(108.0)
Other Investing Activities	16.6	14.8	9.7
Net Cash Flows from (Used for) Investing Activities	(720.1)	(654.8)	(790.9)
Financing Activities
Issuance of Long-term Debt	123.3	1,168.1	530.1
Change in Advances from Affiliates, Net	113.3	(210.5)	(3.6)
Retirement of Long-term Debt	(117.1)	(884.9)	(260.7)
Principal Payments for Finance Lease Obligations	(5.7)	(8.8)	(12.0)
Dividends Paid on Common Stock	(80.0)	(124.7)	(125.0)
Other Financing Activities	0.7	(9.0)	0.9
Net Cash Flows from (Used for) Financing Activities	34.5	(69.8)	129.7
Net Increase (Decrease) in Cash and Cash Equivalents	(0.4)	1.1	0.1
Cash and Cash Equivalents at Beginning of Period	2.4	1.3	1.2
Cash and Cash Equivalents at End of Period	2.0	2.4	1.3
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	111.9	116.9	94.8
Net Cash Paid (Received) for Income Taxes	3.4	32.6	(89.9)
Construction Expenditures Included in Current Liabilities as of December 31,	86.0	93.0	88.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.1	4.0	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	0.3	2.2	2.6
Ohio Power Co [Member]
Operating Activites
NET INCOME (LOSS)	297.1	325.5	323.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	240.9	259.7	225.9
Deferred Income Taxes	43.8	(36.2)	147.9
Amortization of Generation Deferrals	65.3	223.9	229.2
Carrying Costs Income	(1.0)	(1.7)	(3.6)
Allowance for Equity Funds Used During Construction	(18.2)	(9.8)	(6.4)
Mark-to-Market of Risk Management Contracts	4.0	(32.2)	13.0
Pension Contributions to Qualified Plan Trust	0.0	0.0	(8.2)
Property Taxes	(33.7)	(12.5)	(17.9)
Refund of Global Settlement	(16.5)	(5.5)	(98.2)
Reversal of a Regulatory Provision	(56.2)	0.0	0.0
Change in Regulatory Assets	(20.1)	171.5	(70.7)
Change in Other Noncurrent Assets	(35.3)	(11.5)	(54.7)
Change in Other Noncurrent Liabilities	(93.2)	53.8	15.8
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	75.0	43.1	(30.1)
Fuel, Materials and Supplies	(16.4)	(11.3)	(11.1)
Accounts Payable	0.4	(13.8)	11.6
Accrued Taxes, Net	38.7	26.8	(9.4)
Other Current Assets	0.8	8.1	(9.2)
Other Current Liabilities	(55.2)	49.1	(29.2)
Net Cash Flows from (Used for) Operating Activities	421.2	1,028.7	622.2
Investing Activities
Construction Expenditures	(799.2)	(725.9)	(567.7)
Change in Advances to Affiliates, Net	0.0	0.0	24.2
Other Investing Activities	55.1	18.4	12.6
Net Cash Flows from (Used for) Investing Activities	(744.1)	(707.5)	(530.9)
Financing Activities
Issuance of Long-term Debt	444.3	392.8	0.0
Change in Advances from Affiliates, Net	16.9	26.3	87.8
Retirement of Long-term Debt	(80.3)	(397.1)	(46.4)
Principal Payments for Finance Lease Obligations	(3.5)	(3.8)	(4.1)
Dividends Paid on Common Stock	(85.0)	(337.5)	(130.0)
Other Financing Activities	1.7	0.9	0.8
Net Cash Flows from (Used for) Financing Activities	294.1	(318.4)	(91.9)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(28.8)	2.8	(0.6)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	32.5	29.7	30.3
Cash and Cash Equivalents at Beginning of Period	4.9
Cash, Cash Equivalents and Restricted Cash at End of Period	3.7	32.5	29.7
Cash and Cash Equivalents at End of Period	3.7	4.9
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	100.6	97.1	100.0
Net Cash Paid (Received) for Income Taxes	7.3	51.3	48.5
Construction Expenditures Included in Current Liabilities as of December 31,	125.9	98.2	87.8
Public Service Co Of Oklahoma [Member]
Operating Activites
NET INCOME (LOSS)	137.6	83.2	72.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	169.5	164.0	130.4
Deferred Income Taxes	(18.2)	(31.1)	124.7
Allowance for Equity Funds Used During Construction	(2.7)	(0.4)	(0.5)
Mark-to-Market of Risk Management Contracts	(6.4)	(3.0)	(5.6)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(5.3)
Deferred Fuel Over/Under-Recovery, Net	43.8	57.4	(5.4)
Provision for Refund	(9.1)	3.8	(43.5)
Change in Other Noncurrent Assets	5.7	0.0	(27.2)
Change in Other Noncurrent Liabilities	1.8	17.6	4.5
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	15.4	5.1	(10.9)
Fuel, Materials and Supplies	(1.9)	(2.6)	13.0
Accounts Payable	7.0	17.7	(10.7)
Accrued Taxes, Net	3.9	13.2	0.8
Other Current Assets	(0.7)	(0.8)	(2.1)
Other Current Liabilities	4.6	6.4	3.9
Net Cash Flows from (Used for) Operating Activities	350.3	330.5	238.1
Investing Activities
Construction Expenditures	(291.9)	(240.2)	(266.1)
Change in Advances to Affiliates, Net	(38.8)	0.0	0.0
Other Investing Activities	2.6	7.2	4.6
Net Cash Flows from (Used for) Investing Activities	(328.1)	(233.0)	(261.5)
Financing Activities
Issuance of Long-term Debt	349.5	0.0	0.0
Change in Advances from Affiliates, Net	(105.5)	(44.1)	97.6
Retirement of Long-term Debt	(250.5)	(0.5)	(0.5)
Make Whole Premium on Extinguishment of Long-term Debt	(3.0)	0.0	0.0
Principal Payments for Finance Lease Obligations	(3.1)	(3.3)	(3.9)
Dividends Paid on Common Stock	(11.3)	(50.0)	(70.0)
Other Financing Activities	1.2	0.8	0.3
Net Cash Flows from (Used for) Financing Activities	(22.7)	(97.1)	23.5
Net Increase (Decrease) in Cash and Cash Equivalents	(0.5)	0.4	0.1
Cash and Cash Equivalents at Beginning of Period	2.0	1.6	1.5
Cash and Cash Equivalents at End of Period	1.5	2.0	1.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	61.1	62.0	61.5
Net Cash Paid (Received) for Income Taxes	22.4	17.9	(72.6)
Noncash Acquisitions Under Finance Leases	5.3	4.3	2.1
Construction Expenditures Included in Current Liabilities as of December 31,	46.0	33.2	23.1
Southwestern Electric Power Co [Member]
Operating Activites
NET INCOME (LOSS)	162.2	152.2	137.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	249.1	239.5	217.4
Deferred Income Taxes	(11.0)	1.2	80.5
Asset Impairments and Other Related Charges	0.0	0.0	33.6
Allowance for Equity Funds Used During Construction	(6.8)	(6.0)	(2.4)
Mark-to-Market of Risk Management Contracts	0.8	4.0	(5.6)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(8.9)
Deferred Fuel Over/Under-Recovery, Net	16.5	(2.4)	(0.8)
Provision for Refund	(32.0)	(6.7)	0.0
Change in Other Noncurrent Assets	6.2	(18.8)	(9.2)
Change in Other Noncurrent Liabilities	2.7	42.8	4.7
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	0.0	53.5	(32.9)
Fuel, Materials and Supplies	(46.1)	3.5	(16.0)
Accounts Payable	(28.4)	0.9	10.5
Accrued Taxes, Net	(3.2)	2.3	45.7
Other Current Assets	(8.9)	15.6	5.2
Other Current Liabilities	6.7	16.5	(14.6)
Net Cash Flows from (Used for) Operating Activities	339.8	504.8	444.7
Investing Activities
Construction Expenditures	(412.7)	(451.0)	(404.1)
Change in Advances to Affiliates, Net	81.3	(81.4)	167.8
Proceeds from Sales of Assets	0.2	1.4	12.6
Other Investing Activities	1.0	2.1	3.1
Net Cash Flows from (Used for) Investing Activities	(330.2)	(528.9)	(220.6)
Financing Activities
Issuance of Long-term Debt	0.0	1,065.7	114.6
Change in Short-term Debt, Net	18.3	(22.0)	22.0
Change in Advances from Affiliates, Net	59.9	(118.7)	118.7
Retirement of Long-term Debt	(59.7)	(794.5)	(353.7)
Principal Payments for Finance Lease Obligations	(11.0)	(11.5)	(11.3)
Dividends Paid on Common Stock	(37.5)	(65.0)	(110.0)
Dividends Paid on Common Stock	(3.3)	(4.3)	(13.6)
Other Financing Activities	0.8	(2.7)	0.5
Net Cash Flows from (Used for) Financing Activities	(32.5)	47.0	(232.8)
Net Increase (Decrease) in Cash and Cash Equivalents	(22.9)	22.9	(8.7)
Cash and Cash Equivalents at Beginning of Period	24.5	1.6	10.3
Cash and Cash Equivalents at End of Period	1.6	24.5	1.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	111.1	125.7	124.4
Net Cash Paid (Received) for Income Taxes	8.6	18.8	(75.3)
Noncash Acquisitions Under Finance Leases	7.4	3.6	3.3
Construction Expenditures Included in Current Liabilities as of December 31,	$ 69.1	$ 42.0	$ 71.2